SUBSEQUENT EVENTS (Details) - $ / shares		4 Months Ended	12 Months Ended
	Feb. 01, 2021	Apr. 30, 2021	Dec. 31, 2020	Oct. 31, 2019	Jul. 01, 2017	Oct. 19, 2015
Stock options
Subsequent Event [Line Items]
Number of shares authorized					1,190,000	1,866,600
2019 Plan | Stock options
Subsequent Event [Line Items]
Number of shares authorized			650,000	1,105,300
Expected life			10 years
2019 Plan | Stock options | Maximum
Subsequent Event [Line Items]
Exercise price			$ 12
2019 Plan | Stock options | Minimum
Subsequent Event [Line Items]
Exercise price			$ 3.78
Subsequent event | 2019 Plan | Stock options
Subsequent Event [Line Items]
Number of shares authorized		101,333
Expected life		10 years
Subsequent event | 2019 Plan | Stock options | Maximum
Subsequent Event [Line Items]
Exercise price		$ 7.55
Subsequent event | 2019 Plan | Stock options | Minimum
Subsequent Event [Line Items]
Exercise price		$ 0
Dr. Chris Chang Yu | Subsequent event | 2019 Plan
Subsequent Event [Line Items]
Number of shares authorized	250,000
Exercise price	$ 3.78
Expected life	10 years